Fixed Assets, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET

11.	FIXED ASSETS, NET
An analysis of fixed asset activity for the years ended December 31, 2014 and 2013 are as follows:

	Land and buildings (i)	Leasehold improvements	Furniture and equipment	Total
	(millions)
Cost: at January 1, 2013	$78	$227	$576	$881
Additions	10	22	80	112
Disposals	—	(7)	(43)	(50)
Foreign exchange	1	—	5	6
Cost: at December 31, 2013	89	242	618	949
Additions	7	25	84	116
Disposals	—	(12)	(29)	(41)
Foreign exchange	(3)	(10)	(31)	(44)
Cost: at December 31, 2014	$93	$245	$642	$980

Depreciation: at January 1, 2013	$(32)	$(75)	$(306)	$(413)
Depreciation expense provided	(3)	(18)	(73)	(94)
Disposals	—	6	36	42
Foreign exchange	(1)	—	(2)	(3)
Depreciation: at December 31, 2013	(36)	(87)	(345)	(468)
Depreciation expense provided	(4)	(20)	(68)	(92)
Disposals	—	10	28	38
Foreign exchange	2	4	19	25
Depreciation: at December 31, 2014	$(38)	$(93)	$(366)	$(497)
Net book value:
At December 31, 2013	$53	$155	$273	$481

At December 31, 2014	$55	$152	$276	$483
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(i)
Included within land and buildings are assets held under capital leases: At December 31, 2014, cost and accumulated depreciation were $32 million and $8 million respectively (2013: $31 million and $6 million, respectively; 2012: $25 million and $4 million respectively). Depreciation in the year ended December 31, 2014 was $2 million (2013: $2 million; 2012: $1 million).